ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Nov. 30, 2020	Nov. 30, 2019
Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable	$ 1,116,088	$ 2,845,308
Accrued liabilities	154,958	821,014
Payroll taxes payable	13,406	474
Sales tax payable		2,911
Payable on Majesco acquisition (Note 5)		697,674
Accounts payable and accrued liabilities	$ 1,284,452	$ 4,367,381